Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Ten
Putnam Capital Manager Series I - IV
Putnam Capital Manager Series V

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Ten
Putnam Capital Manager Series V

Supplement dated June 15, 2026 to the prospectus and updating summary prospectus dated May 1, 2026
The following supplements and amends the prospectus and updating summary prospectus for the above-mentioned contracts. Please read this supplement carefully and retain it for future reference. Special terms not defined in this supplement have the same meanings as in the prospectus and updating summary prospectus.

In Appendix A - Investment Options Available Under the Contract: the following fund fees current expenses are updated:

Fund and Adviser/Subadviser	Current Expenses
Putnam VT Diversified Income Fund - Class IA Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	0.80%
Putnam VT Global Health Care Fund - Class IA† Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.75%
Putnam VT High Yield Fund - Class IA Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	0.71%
Putnam VT Income Fund - Class IA Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	0.57%
Putnam VT Small Cap Value Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.77%
Putnam VT U.S. Research Fund - Class IA (formerly Putnam VT Research Fund) Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.68%

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